Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Segment Reporting Information

									2022
				English				Penguin
		Assessment &	Virtual	Language	Workforce	Higher	Strategic	Random
All figures in £ millions	Notes	Qualifications	Learning	Learning	Skills	Education	Review	House	Group

Sales	3	1,444	820	321	204	898	154	–	3,841

Adjusted operating profit		258	70	25	(3)	91	15	–	456

Cost of major restructuring		(39)	(29)	(11)	(7)	(63)	(1)	–	(150)

Intangible charges		(14)	(21)	(6)	(12)	(3)	–	–	(56)

UK Pension discretionary increases		(1)	(1)	–	–	(1)	–	–	(3)

Other net gains and losses		(2)	(2)	(11)	–	–	39	–	24

Operating profit/(loss)		202	17	(3)	(22)	24	53	–	271

Finance costs	6								(71)

Finance income	6								123

Profit before tax									323

Income tax	7								(79)

Profit for the year									244

Other segment items

Share of results of joint ventures and associates	12	–	(2)	4	(1)	–	–	–	1

Depreciation and impairment	10	63	31	7	6	26	3	–	136

Amortisation and impairment	11, 20	139	77	44	27	175	20	–	482

									2021

				English				Penguin
		Assessment &	Virtual	Language	Workforce	Higher	Strategic	Random
All figures in £ millions	Notes	Qualifications	Learning	Learning	Skills	Education	Review	House	Group 1

Sales	3	1,238	713	238	172	849	218	–	3,428

Adjusted operating profit		219	32	15	27	73	19	–	385

Cost of major restructuring		(48)	(48)	(27)	(28)	(63)	–	–	(214)

Intangible charges		(13)	(25)	(3)	(7)	(2)	(1)	–	(51)

Other net gains and losses		–	–	–	(2)	–	65	–	63

Operating profit/(loss)		158	(41)	(15)	(10)	8	83	–	183

Finance costs	6								(68)

Finance income	6								62

Profit before tax									177

Income tax	7								1

Profit for the year									178

Other segment items

Share of results of joint ventures and associates	12	–	(1)	3	(1)	–	–	–	1

Depreciation and impairment	10	92	48	14	9	63	15	–	241

Amortisation and impairment	11, 20	134	67	34	25	165	21	–	446

1.	Comparative balances have been restated to reflect the move between operating segments.

									2020

				English				Penguin
		Assessment &	Virtual	Language	Workforce	Higher	Strategic	Random
All figures in £ millions	Notes	Qualifications	Learning	Learning	Skills	Education	Review	House	Group 1

Sales	3	1,118	692	218	163	956	250	–	3,397

Adjusted operating profit		147	29	1	26	93	16	1	313

Cost of major restructuring		–	–	–	–	–	–	–	–

Intangible charges		(29)	(30)	(7)	(8)	(3)	(3)	–	(80)

Other net gains and losses		–	–	–	–	–	(2)	180	178

Operating profit/(loss)		118	(1)	(6)	18	90	11	181	411

Finance costs	6								(107)

Finance income	6								76

Profit before tax									380

Income tax	7								(50)

Profit for the year									330

Other segment items

Share of results of joint ventures and associates		–	–	4	–	–	–	1	5

Depreciation and impairment		53	21	7	5	28	11	–	125

Amortisation and impairment		154	64	34	24	167	29	–	472

1.	Comparative balances have been restated to reflect the move between operating segments.

Summary of Operating Segments in Geographic Areas
The Group operates in the following main geographic areas:

		Sales		Non-current assets

All figures in £ millions	2022	2021	2020	2022	2021

UK	424	355	319	527	578

Other European countries	192	249	216	192	122

US	2,668	2,182	2,335	2,333	2,034

Canada	110	111	91	243	217

Asia Pacific	290	359	251	200	190

Other countries	157	172	185	17	18

Total	3,841	3,428	3,397	3,512	3,159